Document and Entity Information	12 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Bristow Group Inc.
Entity Central Index Key	0001525221
Entity Emerging Growth Company	false
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Entity Address, State or Province	TX